Long term loan and other non-current liabilities (Schedule of Long-term Loan and Other Long-term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term loan less current maturities of long-term loan	$ 2,147	$ 2,535
Contingent consideration	1,505	2,439
Other	383	638
Long-term loan and long-term liabilities	$ 4,035	$ 5,612